Other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Other liabilities
As at December 31, 2021 and December 31, 2020, other liabilities included the following:

(In $ millions)	December 31, 2021	December 31, 2020
	(As adjusted)	(As adjusted)
Uncertain tax positions	83	79
Accrued expenses	78	107
Employee withheld taxes, social security and vacation payments	43	44
Lease liabilities	35	68
Contract liabilities	35	31
Taxes payable	23	25
Accrued interest expense	—	10
Other liabilities	34	33

Total Other Liabilities	331	397

Other liabilities are presented in our Consolidated Balance Sheet as follows:

(In $ millions)	December 31, 2021	December 31, 2020
	(As adjusted)	(As adjusted)
Other current liabilities	219	277
Other non-current liabilities	112	120

Total Other Liabilities	331	397